Shareholder Report, Holdings (Details)	Aug. 31, 2024
Columbia Small Cap Value Fund II (Class R) | Radian Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Small Cap Value Fund II (Class R) | CNX Resources Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Small Cap Value Fund II (Class R) | Matson, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Small Cap Value Fund II (Class R) | Hancock Whitney Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Small Cap Value Fund II (Class R) | Spire, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Small Cap Value Fund II (Class R) | Fulton Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Small Cap Value Fund II (Class R) | BankUnited, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Small Cap Value Fund II (Class R) | Cushman & Wakefield PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Small Cap Value Fund II (Class R) | Lazard, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Small Cap Value Fund II (Class R) | Group 1 Automotive, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Small Cap Value Fund II (Class R) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
Columbia Small Cap Value Fund II (Class R) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Columbia Small Cap Value Fund II (Class R) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Columbia Small Cap Value Fund II (Class R) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Columbia Small Cap Value Fund II (Class R) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Columbia Small Cap Value Fund II (Class R) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Columbia Small Cap Value Fund II (Class R) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia Small Cap Value Fund II (Class R) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Columbia Small Cap Value Fund II (Class R) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Columbia Small Cap Value Fund II (Class R) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Small Cap Value Fund II (Class R) | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Small Cap Value Fund II (Class R) | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.80%
Columbia Small Cap Value Fund II (Class R) | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia Small Cap Value Fund II (Institutional 3 Class) | Radian Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Small Cap Value Fund II (Institutional 3 Class) | CNX Resources Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Small Cap Value Fund II (Institutional 3 Class) | Matson, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Small Cap Value Fund II (Institutional 3 Class) | Hancock Whitney Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Small Cap Value Fund II (Institutional 3 Class) | Spire, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Small Cap Value Fund II (Institutional 3 Class) | Fulton Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Small Cap Value Fund II (Institutional 3 Class) | BankUnited, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Small Cap Value Fund II (Institutional 3 Class) | Cushman & Wakefield PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Small Cap Value Fund II (Institutional 3 Class) | Lazard, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Small Cap Value Fund II (Institutional 3 Class) | Group 1 Automotive, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Small Cap Value Fund II (Institutional 3 Class) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
Columbia Small Cap Value Fund II (Institutional 3 Class) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Columbia Small Cap Value Fund II (Institutional 3 Class) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Columbia Small Cap Value Fund II (Institutional 3 Class) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Columbia Small Cap Value Fund II (Institutional 3 Class) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Columbia Small Cap Value Fund II (Institutional 3 Class) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Columbia Small Cap Value Fund II (Institutional 3 Class) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia Small Cap Value Fund II (Institutional 3 Class) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Columbia Small Cap Value Fund II (Institutional 3 Class) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Columbia Small Cap Value Fund II (Institutional 3 Class) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Small Cap Value Fund II (Institutional 3 Class) | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Small Cap Value Fund II (Institutional 3 Class) | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.80%
Columbia Small Cap Value Fund II (Institutional 3 Class) | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia Small Cap Value Fund II (Institutional 2 Class) | Radian Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Small Cap Value Fund II (Institutional 2 Class) | CNX Resources Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Small Cap Value Fund II (Institutional 2 Class) | Matson, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Small Cap Value Fund II (Institutional 2 Class) | Hancock Whitney Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Small Cap Value Fund II (Institutional 2 Class) | Spire, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Small Cap Value Fund II (Institutional 2 Class) | Fulton Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Small Cap Value Fund II (Institutional 2 Class) | BankUnited, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Small Cap Value Fund II (Institutional 2 Class) | Cushman & Wakefield PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Small Cap Value Fund II (Institutional 2 Class) | Lazard, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Small Cap Value Fund II (Institutional 2 Class) | Group 1 Automotive, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Small Cap Value Fund II (Institutional 2 Class) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
Columbia Small Cap Value Fund II (Institutional 2 Class) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Columbia Small Cap Value Fund II (Institutional 2 Class) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Columbia Small Cap Value Fund II (Institutional 2 Class) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Columbia Small Cap Value Fund II (Institutional 2 Class) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Columbia Small Cap Value Fund II (Institutional 2 Class) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Columbia Small Cap Value Fund II (Institutional 2 Class) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia Small Cap Value Fund II (Institutional 2 Class) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Columbia Small Cap Value Fund II (Institutional 2 Class) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Columbia Small Cap Value Fund II (Institutional 2 Class) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Small Cap Value Fund II (Institutional 2 Class) | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Small Cap Value Fund II (Institutional 2 Class) | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.80%
Columbia Small Cap Value Fund II (Institutional 2 Class) | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia Small Cap Value Fund II (Institutional Class) | Radian Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Small Cap Value Fund II (Institutional Class) | CNX Resources Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Small Cap Value Fund II (Institutional Class) | Matson, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Small Cap Value Fund II (Institutional Class) | Hancock Whitney Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Small Cap Value Fund II (Institutional Class) | Spire, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Small Cap Value Fund II (Institutional Class) | Fulton Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Small Cap Value Fund II (Institutional Class) | BankUnited, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Small Cap Value Fund II (Institutional Class) | Cushman & Wakefield PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Small Cap Value Fund II (Institutional Class) | Lazard, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Small Cap Value Fund II (Institutional Class) | Group 1 Automotive, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Small Cap Value Fund II (Institutional Class) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
Columbia Small Cap Value Fund II (Institutional Class) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Columbia Small Cap Value Fund II (Institutional Class) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Columbia Small Cap Value Fund II (Institutional Class) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Columbia Small Cap Value Fund II (Institutional Class) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Columbia Small Cap Value Fund II (Institutional Class) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Columbia Small Cap Value Fund II (Institutional Class) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia Small Cap Value Fund II (Institutional Class) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Columbia Small Cap Value Fund II (Institutional Class) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Columbia Small Cap Value Fund II (Institutional Class) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Small Cap Value Fund II (Institutional Class) | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Small Cap Value Fund II (Institutional Class) | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.80%
Columbia Small Cap Value Fund II (Institutional Class) | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia Small Cap Value Fund II (Advisory Class) | Radian Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Small Cap Value Fund II (Advisory Class) | CNX Resources Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Small Cap Value Fund II (Advisory Class) | Matson, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Small Cap Value Fund II (Advisory Class) | Hancock Whitney Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Small Cap Value Fund II (Advisory Class) | Spire, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Small Cap Value Fund II (Advisory Class) | Fulton Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Small Cap Value Fund II (Advisory Class) | BankUnited, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Small Cap Value Fund II (Advisory Class) | Cushman & Wakefield PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Small Cap Value Fund II (Advisory Class) | Lazard, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Small Cap Value Fund II (Advisory Class) | Group 1 Automotive, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Small Cap Value Fund II (Advisory Class) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
Columbia Small Cap Value Fund II (Advisory Class) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Columbia Small Cap Value Fund II (Advisory Class) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Columbia Small Cap Value Fund II (Advisory Class) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Columbia Small Cap Value Fund II (Advisory Class) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Columbia Small Cap Value Fund II (Advisory Class) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Columbia Small Cap Value Fund II (Advisory Class) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia Small Cap Value Fund II (Advisory Class) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Columbia Small Cap Value Fund II (Advisory Class) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Columbia Small Cap Value Fund II (Advisory Class) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Small Cap Value Fund II (Advisory Class) | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Small Cap Value Fund II (Advisory Class) | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.80%
Columbia Small Cap Value Fund II (Advisory Class) | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia Small Cap Value Fund II (Class A) | Radian Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Small Cap Value Fund II (Class A) | CNX Resources Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Small Cap Value Fund II (Class A) | Matson, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Small Cap Value Fund II (Class A) | Hancock Whitney Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Small Cap Value Fund II (Class A) | Spire, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Small Cap Value Fund II (Class A) | Fulton Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Small Cap Value Fund II (Class A) | BankUnited, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Small Cap Value Fund II (Class A) | Cushman & Wakefield PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Small Cap Value Fund II (Class A) | Lazard, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Small Cap Value Fund II (Class A) | Group 1 Automotive, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Small Cap Value Fund II (Class A) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
Columbia Small Cap Value Fund II (Class A) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Columbia Small Cap Value Fund II (Class A) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Columbia Small Cap Value Fund II (Class A) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Columbia Small Cap Value Fund II (Class A) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Columbia Small Cap Value Fund II (Class A) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Columbia Small Cap Value Fund II (Class A) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia Small Cap Value Fund II (Class A) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Columbia Small Cap Value Fund II (Class A) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Columbia Small Cap Value Fund II (Class A) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Small Cap Value Fund II (Class A) | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Small Cap Value Fund II (Class A) | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.80%
Columbia Small Cap Value Fund II (Class A) | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%